Significant Accounting Policies - Summary of Useful Lives Applied to the Group's Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Intellectual property rights | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill (in years)	8 years
Intellectual property rights | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill (in years)	20 years
Licenses | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill (in years)	3 years
Licenses | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill (in years)	20 years
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill (in years)	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill (in years)	8 years